Other Operating (Losses) Gains, Net	12 Months Ended
Dec. 31, 2020
Disclosure of Other Operating (Losses) Gains, Net [Abstract]
OTHER OPERATING (LOSSES) GAINS, NET

7. OTHER OPERATING (LOSSES) GAINS, NET

Years ended December 31,	2020	2019	2018
Loss on disposal of assets	$(215)	$(862)	$(353)
Other	—	—	1,096
Other operating (losses) gains, net	$(215)	$(862)	$743